CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 15,734	$ 15,693
Federal funds sold	70,341	66,459
Total Cash and Cash Equivalents	86,075	82,152
Investment securities available-for-sale (Note 3)	64,252	56,096
Other Investments, at cost (Note 4)	5,308	6,026
Loans, net of allowance for loan losses of $9,024 and $10,320 in 2011 and 2010, respectively (Note 5)	398,780	440,274
Premises and equipment, net (Note 6)	21,883	23,509
Deferred Tax Assets	8,615	11,887
Interest receivable	2,369	2,544
Bank Owned Life Insurance	13,230	12,777
Other Real Estate Owned, net	16,724	15,316
Other assets	3,747	4,927
Total Assets	620,983	655,508
Deposits (Note 9)
Noninterest bearing	98,950	85,923
Interest bearing	416,411	450,849
Total Deposits	515,361	536,772
Interest, taxes and other liabilities	2,570	1,786
Short term borrowings (Note 10)	57,676	65,952
Long-term debt (Note 11)	13,964	14,968
Capital securities (Note 12)	3,150	3,150
Total Other Liabilities	77,360	85,856
Total Liabilities	592,721	622,628
STOCKHOLDERS' EQUITY
Common stock, 5,011 shares issued and authorized 40,000 shares, par value $0.625 per share (Note 16)	3,132	3,132
Retained Earnings	19,406	25,923
Accumulated other comprehensive (loss)	(2,059)	(3,958)
Total Stockholders' Equity	28,262	32,880
Total Liabilities and Stockholders' Equity	$ 620,983	$ 655,508